Group companies	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Group companies	Group companies
The following table details the subsidiaries that comprised the Group as of December 31, 2024 and 2023:

			2024	2023
	Activities	Country of incorporation and operation	Ownership percentage held if not 100%	Ownership percentage held if not 100%
Details of principal subsidiary undertakings:
Operating companies (unless otherwise stated):
Adeco Agropecuaria S.A.	(a)	Argentina	—	—
Pilagá S.A.	(a)	Argentina	99.98%	99.98%
Cavok S.A.	(a)	Argentina	51%	51%
Establecimientos El Orden S.A.	(a)	Argentina	51%	51%
Bañado del Salado S.A.	(a)	Argentina	—	—
Agro Invest S.A.	(a)	Argentina	51%	51%
Forsalta S.A.	(a)	Argentina	51%	51%
Dinaluca S.A.	(a)	Argentina	—	—
Compañía Agroforestal S.M.S.A.	(a)	Argentina	—	—
Energía Agro S.A.U.	(a)	Argentina	—	—
L3N S.A.	(d)	Argentina	—	—
Girasoles del Plata S.A.	(a)	Argentina	—	—
Molinos Libres S.A.U.	(a)	Argentina	—	—
Adeco Agropecuaria Brasil Ltda.	(b)	Brazil	—	—
Adecoagro Vale do Ivinhema S.A. ("AVI")	(b)	Brazil	—	—
Usina Monte Alegre Ltda. ("UMA")	(b)	Brazil	—	—
Adecoagro Biogas LTDA. (ex Adecoagro GD LTDA.)	(b)	Brazil	—	—
Monte Alegre Combustiveis Ltda.	(b)	Brazil	—	—
Adecoagro Energia Ltda.	(b)	Brazil	—	—
Adecoagro Agricultura e Participação Ltda.	(b)	Brazil	—	—
Methanum Engenharia Ambiental Ltda.	(b)	Brazil	85%	85%
Angelica Energia Ltda.	(b)	Brazil	—	—
Ivinhema Energia Ltda.	(b)	Brazil	—	—
Kelizer S.A.	(a)	Uruguay	—	—
Adecoagro Uruguay S.A.	(a)	Uruguay	—	—
Arroz del Plata S.A.	(a)	Uruguay	—	—
Paso Dragón S.A.	(a)	Uruguay	—	—
Adecoagro Chile S.P.A	(a)	Chile	—	—
Holdings companies:
Adecoagro Brasil Participações S.A.	—	Brazil	—	—
Adecoagro LP S.C.S.	—	Luxembourg	—	—
Adecoagro GP S.a.r.l.	—	Luxembourg	—	—
Ladelux S.A.	—	Uruguay	—	—
Spain Holding Companies	(c)	Spain	—	—
(a) Mainly crops, rice, cattle and others.
(b) Mainly sugarcane, ethanol and energy.
(c) Comprised by (1) wholly owned subsidiaries: Kadesh Hispania S.L.U.; Leterton España S.L.U.; Global Asterion S.L.U.; Global Acasto S.L.U.; Global Laertes S.L.U.; Global Pindaro S.L.U.; Global Pileo S.L.U.; Peak Texas S.L.U.; Global Neimoidia S.L.U. and 51% controlled subsidiaries; Global Acamante S.L.U.; Global Carelio S.L.U.; Global Calidon S.L.U.; Global Mirabilis S.L.U. Global Anceo S.L.U.Global Hisingen S.L.U.
(d) Mainly dairy.
The percentage voting right for each principal subsidiary is the same as the percentage of capital stock held. Issued share capital represents only common shares/ quotas, units or their equivalent. There are no preference shares or units issued in any subsidiary undertaking.

According to the laws of certain of the countries in which the Group operates, 5% of the profit of the year is separated to constitute legal reserves until they reach legal capped amounts (20% of total capital). These legal reserves are not available for dividend distribution and can only be released to absorb losses.